SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation (“the Company”), has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor, Rev3D, RevDisplay, and RevScan.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications.

Prior Development Stage Status

From its inception in 1996 through the first quarter of 2011, the Company had been considered a development stage enterprise for financial reporting purposes as significant efforts had been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools. During the second quarter of 2011, the Company completed the processes necessary to begin production of the 3ml Rev Vac safety syringe and is no longer considered a development stage company as defined in ASC 915.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes.”  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

The Company follows the guidance in ASC 280, “Segment Reporting”.  The Company identifies its operating segments based on business activities, management responsibility and geographical location.  During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with ASC 260, “Earnings per Share”.  Under these provisions, basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period.  Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period.  The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding.  During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect.  Therefore, the outstanding stock options were not included in the June 30, 2011, and December 31, 2010, calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 “Accounting for derivative instruments and hedging activities”), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 “Accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock”) to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  At June 30, 2011, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its statement of operations.

Fair Value Measurements

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at June 30, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25,287	$—	$—	$25,287

Derivative liability	$—	$—	$(706,189)	$(706,189)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.18% to 0.22%
Expected life	0 to 3 years
Dividend Yield	0%
Volatility	0% to 196%

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$614,744
Decrease in Value	$(37,940)
Reclassification	$(31,273)
Value at June 30, 2011	$706,189

Notes and Loans Payable

At June 30, 2011 and December 31, 2010, notes and loans payable consist of:

	June 30, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$355,000	$—
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 28, 2014	—	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 21, 2011	100,000	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before October 21, 2011	60,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 16, 2012	75,000	—

Total	590,000	125,000
Less: Unamortized Discount	(401,259)	(91,818)
	$188,741	$33,182

Commitments and Contingencies

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 Convertible Promissory Note to JMJ Financial, Inc. (“JMJ”), a private investor.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 22, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

On February 28, 2011, the Company issued a $500,000 Convertible Promissory Note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

Asher Enterprises, Inc.

On May 2, 2011, Asher Enterprises, Inc. (“Asher Enterprises”) elected to partially convert $25,000 of that certain October 2010 Convertible Debt agreement of $125,000 into 129,666 shares of the Company’s common stock. The conversion price, computed based upon 55% of the 3 lowest closing bid prices in the previous 10 days to conversion was calculated at $0.19 cents per share. This is based upon a market price for the company’s common shares of $0.35 cents. This was the average price for the lowest three closing prices in the 10 days prior to conversion.

The Company entered into a two securities purchase agreements in 2011 with Asher Enterprises, pursuant to which the Company issued two convertible promissory notes to Asher Enterprises for an original principal amount of $60,000 on January 19, 2011 and $75,000 on May 12, 2011, respectively, in return for aggregate gross cash proceeds of $135,000.  The notes bear interest at a rate of 8% per annum and provide for the payment of all principal and interest 9 months from the date of the notes’ respective issuance.  The amount owed to Asher Enterprises at June 30, 2011, is $235,000. This includes the two notes issued for $60,000 and $75,000 in 2011 and the unconverted portion of the October, 2010 note for $100,000. The notes are convertible at the election of Asher Enterprises into that number of shares of the Company’s common stock determined by multiplying 55% by the average of the lowest three closing bid prices of the Company’s common stock on the OTC Markets OTCQB during the 10 business days immediately preceding the date of conversion, subject to adjustment.

Debt Discount

In connection with the $260,000 outstanding from Asher Enterprises pursuant to short-term notes issued on October 19, 2010, January 19, 2011 and May 12, 2011, we recorded interest expense to amortize the debt discount in the amount of $68,979 during the quarter ended June 30, 2011.

In connection with the sale of a Convertible Promissory Note Agreement on February 28, 2011, with JMJ, relating to a private placement of a total of up to $500,000 in principal amount, we recorded interest expense to amortize the debt discount in the amount of $24,969 during the quarter ended June 30, 2011.  This amount is based upon $355,000 we received in three tranches from this agreement.

There remains a total of $401,256 of debt discount yet to be amortized as of June 30, 2011.

Gifford Mabie Settlement

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former Chief Executive Officer to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year.  The value of the issuance of the common stock will be determined by the market value of the ten day average price at the time of each quarterly issuance of common stock.  During 2008, the Company issued 271,491 shares at a total value of $133,030 to partially repay this debt.

In 2010, the Company determined the final liability balance upon the complete liquidation of Mr. Mabie’s account and issued 400,000 shares of the Company’s common stock as additional repayment for this debt.  The balance for this settlement debt as of June 30, 2011 is $798,144.

The agreement reached with the SEC on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied.  When the 400,000 shares were placed in the special account on December 14, 2010, to be sold over the course of the next 160 days the market was open, an estimated value for these shares was determined based upon the 10 day average share price following the date of issuance.  As of December 31, 2010, the remaining debt to be paid was $740,568.80 based upon this valuation.  As of June 30, 2011, an adjustment has been made based upon a revised valuation of the shares in the account.  The debt liability as of June 30, 2011, is $798,144.

Share Based Compensation

The Company relies on the guidance provided by ASC 718, (“Share Based Payments”).  ASC 718 requires companies to expense the value of employee stock options and similar awards and applies to all outstanding and vested stock-based awards.

In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility, and expected remaining lives of the awards.  The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.  As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future.

The fair value concepts were not changed significantly in ASC 718; however, in adopting this Standard, companies were given the option to choose among alternative valuation models and amortization assumptions.  We elected to continue to use the Black-Scholes option pricing model and expense the options as compensation over the requisite service period of the grant.  We will reconsider use of the Black-Scholes model if additional information becomes available in the future that indicates another model would be more appropriate, or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

On April 1, 2011, the Company awarded a total of 500,000 options to purchase common shares at $0.50 cents to Vincent Olmo, the newly hired Chief Operating Officer of the Company.

On April 27, 2011, Thomas O’Brien, our President, exercised 2,000,000 options awarded to him at $0.08.  The Company provided $160,000 for Mr. O’Brien to exercise these options. Of this $160,000 provided by the Company, $126,225 eliminated the accrued salary owed to Mr. O’Brien from his time with Clear Image. The remaining $33,775 was treated as compensation.

On June 15, 2011, the Company awarded a total of 500,000 options to purchase common shares at $0.50 cents to Burton Hodges, the newly hired Chief Financial Officer of the Company.

Consulting Agreements

Periodically, the Company issues consulting agreements to individuals who are obligated under the terms of the agreement, to market the Rev Vac safety syringe within various spheres of influence.  These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.  Consultants are vetted to the best of the Company’s abilities through due diligence reviews before the Company enters into any agreements.  The purpose of these reviews is to determine a consultant’s ability to market the product for the Company.

The fair value of all stock compensation issued is determined by calculating the difference between the option exercise price and the closing price at the day of the option grant.  Because the options were issued under a limited window for exercise (10 days), with very little expected volatility, no dividend yield and a negligible effect from interest, the value of the option based compensation was recorded as the difference between option exercise price and the closing share price upon the date of the grant.  A valuation of these options was performed using the Black-Scholes model and due to the limited exercise window, the value under this method is the same as the difference between option exercise price and the closing price at the day of the option grant.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost.  Expenditures for maintenance and repairs are charged to operating expenses as incurred.  When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals.  Debt issuance costs are amortized over the terms of the various agreements.  Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.  Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time.  The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged 8.2 million of its common shares which were trading at a market price of $0.40 at the date of acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000, which was recorded as goodwill because there were no other assets to value.

Critical Accounting Policies

In June 2009, FASB approved the FASB Accounting Standards Codification (“the Codification”) as the single source of authoritative nongovernmental GAAP.  All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the SEC, have been superseded by the Codification.  All other non-grandfathered, non-SEC accounting literature not included in the Codification has become non-authoritative.  The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database.  The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts our financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification.  There have been no changes to the content of our financial statements or disclosures during the quarter ended June 30, 2011, as a result of implementing the Codification.

Date of Management’s Review

Subsequent events have been evaluated through August 15, 2011, the date the financial statements were available to be issued.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor, Rev3D, RevDisplay, and RevScan.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications.

On March 26, 2007, RevMed completed the acquisition of Clear Image Acquisition Corporation (“Acquisition Corp.”) in exchange for 8,273,788 shares of RevMed common stock.  Acquisition Corp is a company that was formed by certain shareholders of Clear Image, Inc. (“Clear Image”) in order to assemble a control block of the shares of Clear Image for the purposes of such a transaction. The sole asset of Acquisition Corp was a block of 8,260,139 shares of the Common Stock of Clear Image, a development stage company which is developing certain proprietary and patent pending technology related to color MRI scans. The block of Clear Image shares owned by Acquisition Corp represented 62.2% of Clear Image’s outstanding common stock.

During the fourth quarter of 2008, the Company commenced a short form merger to acquire the remaining minority interest in Clear Image.  This short form merger was completed by December 2, 2008.  The Company now owns 100% of the former Clear Image.  Clear Images assets have been consolidated on our books and all inter-company transactions have been eliminated.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Stock-based Compensation

 The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50,“Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

On July 1, 2010 the Company entered into a series of consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in Statement of Financial Accounting Standards No. 109, “Accounting for Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information.”  The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with SFAS No. 128, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of SFAS No. 128 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2010 and 2009 calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives

Machinery and equipment	3 to 15 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000 which was recorded as goodwill because there were no other assets to value.

Fair Value of Financial Instruments
The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

• Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

• Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available. The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	December 31, 2010
	Total	Level 1	Level 2	Level 3

Derivative instruments:
Embedded Derivative liability	$160,659	$—	$—	$160,659

The Company's financial instruments consisted primarily of cash, accounts receivable, prepaids, accounts payable, accrued liabilities, and short term debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2010 and 2009, respectively, due to the short-term nature of these instruments.

Derivative Liabilities
Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Subsequent Events

 On February 24, 2011, the Company entered into a convertible promissory note of up to $1,050,000 (the “Note”) and a registration rights agreement with one accredited investor.  Pursuant to the terms of the Note, it is anticipated that the Company will receive  $210,000 within three business days of the Closing Date;  $90,000 within three business days of filing a registration statement on Form S-1 with the U.S. Securities & Exchange Commission provided that the Form S-1 is filed no later than ten  days after the Company files its Annual Report on Form 10-K for the year ended December 31, 2010; $250,000 within three  business days of the Company receiving notice from the SEC of the Form S-1’s effectiveness, provided that such notice is received within 120 days of Closing Date;  $250,000 within 90 days of the Company receiving the Effectiveness Notice; and  $250,000 within 140 days of the Company receiving the Effectiveness Notice.

The Note bears a one-time interest rate of eight percent and has a maturity date of February 24, 2013.  Prepayment under the Note is not permitted, unless approved by the investor.  Under the terms of the Note, the investor is entitled, at its option, to convert all or part of the principal amount and accrued interest into shares of the Company’s common stock at a conversion price equal to seventy percent of the lowest closing price of the common stock in the twenty trading days immediately prior to the conversion, subject to adjustment in certain circumstances.

The Note is subject to various default provisions and the occurrence of such an event of default will cause the outstanding principal amount under the Note, together with accrued and unpaid interest and all other amounts payable under the Note, to become immediately due and payable to the investor.

New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In April 2010, the FASB issued Accounting Standards Update (“ASU)”), No. 2010-12, “Accounting for Certain Tax Effects of the 2010 Health Care Reform Acts.  The purpose of this update is to indicate that the signing dates of the Health Care and Education Reconciliation Act of 2010, signed March 30, 2010, and the Patient Protection and Affordable Care Act, signed March 23, 2010, should be considered as a single date for determining the effect, if any, on an issuer’s accounting for income taxes.  This ASU amends the FASB Accounting Standards Codification (“ASC”) Income Taxes (Topic 740).

In April 2009, the FASB issued Staff Position No. 141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies.” The Staff Position amends SFAS No. 141(R), “Business Combinations,” to require an acquirer to recognize at fair value at acquisition date an asset acquired or liability assumed in a business combination that arises from a contingency if the acquisition date fair value of that asset or liability can be determined during the measurement period.  The Staff Position is effective for business combinations with an acquisition date on or after December 15, 2008. The adoption of this standard did not have a material impact on the Company’s financial position, results of operations, or cash flows.

In April 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly.” The Staff Position provides guidance for making fair value measurements more consistent with the principles presented in SFAS No. 157, “Fair Value Measurements.” The Staff Position relates to determining fair values when there is no active market or where the inputs being used represent distressed sales. The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009. The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In April 2009, the FASB issued Staff Position No. 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments.” The purpose of this Staff Position is to enhance consistency in financial reporting by increasing the frequency of fair value disclosures. The Staff Position relates to assets and liabilities that are not currently disclosed on the statement of financial position at fair value. These financial instruments are currently disclosed at fair value in the notes to the financial statements on an annual basis only.  This Staff Position provides for these fair value footnote disclosures to be made at interim periods, also.  The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009.  The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In April 2009, the FASB issued Staff Position No. 115-2 and 124-2, “Recognition and Presentation of Other-Than-Temporary Impairment.” The purpose of this Staff Position is to bring greater consistency to the timing of impairment recognition and greater clarity regarding disclosures to investors regarding the cash flows, credit losses and aging of securities with unrealized losses. The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009.  The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets, an Amendment of FASB Statement No. 140” (“SFAS No. 166”). SFAS No. 166 amends SFAS No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” SFAS No. 166 improves the comparability of information that a reporting entity provides regarding transfers of financial assets and the effects on its financial statements. SFAS No. 166 is effective for interim and annual reporting periods ending after November 15, 2009. The Company is currently evaluating the effect that SFAS No. 166 will have on its financial statements.

In June 2009, the FASB issued SFAS No. 167, (ASU 2009-17) “Amendments to FASB Interpretation No. 46(R)” (“SFAS No. 167”). SFAS No. 167 amends FIN No. 46(R), “Consolidation of Variable Interest Entities” and changes the consolidation guidance applicable to a variable interest entity. Among other things, it requires a qualitative analysis to be performed in determining whether an enterprise is the primary beneficiary of a variable interest entity. SFAS No. 167 is effective for interim and annual reporting periods ending after November 15, 2009. The Company is currently evaluating the effect that SFAS No. 167 will have on its financial statements.

In June 2009, the FASB issued SFAS No. 168, (ASU 2009-01) “The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles a Replacement of FASB Statement No. 162” (“SFAS No. 168”). SFAS No. 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in accordance with generally accepted accounting principles. SFAS No. 168 is effective for interim and annual reporting periods ending after September 15, 2009. On September 30, 2009, the Company adopted SFAS No. 168, which has no effect on the Company’s financial statements as it is for disclosure purposes only.

In May 2009, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 165, “Subsequent Events” (“SFAS No. 165”). SFAS No. 165 establishes the period in which management of a reporting entity should evaluate events and transactions for recognition or disclosure in the financial statements. It also describes the circumstances under which an entity should recognize events or transactions that occur after the balance sheet date. SFAS No. 165 is effective for interim and annual reporting periods ending after June 15, 2009. The Company does not expect the adoption of  SFAS No. 165  to have a material effect on its financial statements and related disclosures.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Date of Management’s Review

Subsequent events have been evaluated through March 25, 2011, the date the financial statements were available to be issued.